Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and the subsidiaries of the VIEs. All inter-company transactions and balances have been eliminated.

2. Summary of Significant Accounting Policies - continued

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to, allowance for loan principal and financing service fee receivables, allowance for finance lease receivables, allowance for other receivables, share-based compensation, valuation allowance for deferred tax assets, uncertain tax positions, estimate of variable consideration and fair value of guarantee liabilities. Actual results could differ from these estimates.

Revenue recognition

The Company generates revenues primarily by providing borrowers with merchandise and cash installment credit services and automobile financing services.

On January 1, 2018, the Company adopted ASC 606, Revenue from Contracts with Customers, using the modified retrospective method applied to those contracts which were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period amounts have not been adjusted and continue to be reported in accordance with the Company’s historic accounting under ASC 605, Revenue recognition. Under ASC 606, revenue is recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration that the Company expects to be entitled to in exchange for those goods or services, net of value-added tax. The Company determines revenue recognition through the following steps:

•	Identify the contract(s) with a customer;
•	Identify the performance obligations in the contract;
•	Determine the transaction price;
•	Allocate the transaction price to the performance obligations in the contract; and
•	Recognize revenue when (or as) the entity satisfies a performance obligation.

Credit facilitation

The Company entered into credit facilitation arrangements with various Funding Partners. The Company: (i) matches borrowers with the Funding Partners which directly fund the credit drawdowns to the borrowers and (ii) provides post-origination services, such as short messaging reminder services throughout the term of the loans. For each successful match, the Company receives an initial intermediary fee and a recurring service fee throughout the term of the loans. When borrowers make instalment repayments directly to the Funding Partners, the Funding Partners will then remit the recurring service fees to the Company on a periodic basis. In addition, the Company provides a guarantee on the principal and accrued interest repayments of the defaulted loans to the Funding Partners.

The Company determines its customers to be both the Funding Partners and borrowers. The Company considers the loan facilitation service, post-origination services and guarantee service as separate services, of which the guarantee service and the post origination service is accounted for in accordance with ASC 815, Derivatives and Hedging (refer to “Guarantee liabilities” for additional information) and ASC 860, Transfers and servicing of financial assets, respectively.

The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring the promised services to the customer, net of value-added tax. The transaction price includes variable service fees which are contingent on the borrower making timely repayments. Variable consideration is estimated using the expected value method based on historical default rate, current and forecasted borrower repayment trends and is limited to the amount of variable consideration that is probable not to be reversed in future periods. As a result, the estimation of variable consideration involves significant judgement. The Company makes the assessment of whether the estimate of variable consideration is constrained. Any subsequent changes in the transaction price will be allocated to the performance obligations on the same basis as at contract inception.

2. Summary of Significant Accounting Policies - continued

Revenue recognition - continued

Credit facilitation - continued

The Company first allocates the transaction price to the guarantee liabilities at fair value in accordance with ASC 815. The remaining transaction price is then allocated to the loan facilitation services and post-origination services on a relative standalone selling price basis. The Company does not have observable price for the loan facilitation services and post-origination services because the services are not provided separately. As a result, the estimation of standalone selling price involves significant judgement. The Company estimates the standalone selling price of the loan facilitation and post-origination services using the expected cost plus a margin approach.

Revenues from loan facilitation services are recognized when the Company matches borrowers with the Funding Partners and the funds are provided to the borrower. Additionally, revenues from post-origination services are recognized evenly over the term of the loans as the services are performed.

Vehicle sales with guarantee

The Company sells vehicles to buyers and provides loan facilitation services to Funding Partners who provides financing to the vehicle buyers. The buyer obtains control of the vehicle when the buyer physically possesses the vehicle and when the Company receives cash consideration for the vehicle from the buyer. The Company will receive recurring service fees from the financial institution for its loan facilitation services and post-origination services throughout the term of the loan. In addition, the Company provides a guarantee on the principal and accrued interest repayments of the defaulted loans to the financial institution.

For vehicle sales, the Company determines the buyer to be its customer. The transaction price for the vehicle sale is the amount of consideration the Company receives from the buyer for the sale of the vehicle, net of value-added tax. The Company is the principal in the vehicle sale transaction and sales income is recognized on a gross basis when the title of the vehicle is transferred to the buyer.

For the loan facilitation services, the Company determines both the Funding Partners and the buyer to be its customers. The Company considers the loan facilitation service, post-origination services and guarantee service as separate services, of which the guarantee service and the post origination service is accounted for in accordance with ASC 815 and ASC 860, respectively.

The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring the promised services to the customer, net of value-added tax. The transaction price of loan facilitation services includes variable service fees which are contingent on the borrower making timely repayments. Variable consideration is estimated using the expected value method based on historical default rate, current and forecasted repayment trends and is limited to the amount of variable consideration that is probable not to be reversed in future periods. As a result, the estimation of variable consideration involves significant judgement. The Company makes the assessment of whether the estimate of variable consideration is constrained. Any subsequent changes in the transaction price will be allocated to the performance obligations on the same basis as at contract inception.

The Company first allocates the transaction price to the guarantee liabilities at fair value in accordance with ASC 815. The remaining transaction price is then allocated to the loan facilitation services and post-origination services on a relative standalone selling price basis. The Company does not have observable price for the loan facilitation services and post-origination services because the services are not provided separately. As a result, the estimation of standalone selling price involves significant judgement. The Company estimates the standalone selling price of the loan facilitation and post-origination services using the expected cost plus a margin approach.

Revenues from loan facilitation services are recognized when the Company provides loan facilitation services to Funding Partners and the buyer

. Additionally, revenues from post-origination services are recognized evenly over the term of the loans as the services are performed.

2. Summary of Significant Accounting Policies - continued

Revenue recognition - continued

Financing income

Borrowers can withdraw cash (“cash installment credit services”) or purchase products (e.g. personal consumer electronics) (“merchandise installment credit services”) up to their approved credit limit and elect the installment repayment period, ranging from one to eighteen months through the Company’s online website and application (collectively “financing platform”) or via borrowers’ Alipay accounts. The Company charges financing service fees for facilitating the financing and managing the financing platform. The financing service fees are recorded as financing income in the statement of comprehensive income in accordance with ASC 310 using the effective interest method.

Incentives are provided to certain borrowers and can only be applied as a reduction to the borrower’s repayments and cannot be withdrawn by the borrowers in cash. These incentives are recorded as a reduction in financing service fees using the effective interest method.

Sales commission fees

In addition to financing income, the Company earns a margin from its merchandise installment credit services on the products purchased from suppliers on behalf of the borrowers. The margin earned is fixed based on the retail sales price without considering the financing terms chosen by the borrower.

Sales commission fees are recognized and recorded net of the related cost on delivery date, as the Company arranges for the goods to be provided by the suppliers and is considered to be an agent in accordance with ASC 606.

Sales-type lease

The Company determines the classification of the lease in accordance with ASC 840. A lease arrangement that transfers substantially all of the benefits and risks incident to the ownership of property and that give rise to a dealer’s profit or loss is classified as a sales-type lease. The sales income recognized is the present value of the minimum lease payments computed at the interest rate implicit in the lease, and sales income is recognized on gross basis, as the Company acts as the principal in the transaction. The Company’s net investment in a sales-type lease consists of the gross investment minus the unearned income. The unearned income on a sales-type lease is subsequently amortized to financing income over the lease term using the interest method.

Penalty fees

The Company charges borrowers and lessees penalty fees for late installment payments. The penalty fee is calculated based on the number of overdue days of unpaid outstanding balance of loan principals and lease receivables at the applicable late payment rate. The penalty fees are recognised on a cash basis, which coincides with the penalty fees being probable not to be reversed.

Revenue recognition under ASC 605

Before January 1, 2018, the Company considers the loan facilitation services and the post origination services as a multiple element revenue arrangement under ASC 605, and the Funding Partners as the sole customer in the arrangement. The Company first allocates the consideration to the guarantee liability equaling to the fair value of the guarantee liability. The remaining consideration is allocated to the loan facilitation services and post origination services. The Company does not have vendor specific objective evidence, or VSOE, of selling price for the loan facilitation services and post origination services because the Company does not provide loan facilitation services or post origination services on a standalone basis. There is also no third-party evidence of the prices charged by third-party service providers when such services are sold separately as the basis of revenue allocation. As a result, the Company uses the best estimate of selling prices of loan facilitation services and post origination services as the basis of revenue allocation. Nevertheless, the amount allocated to the delivered loan facilitation services is limited to the amount that is not contingent on the delivery of the undelivered post origination services in accordance with ASC 605-25. The loan facilitation services and post origination services are recorded as loan facilitation income and others in the consolidated statements of comprehensive income.

2. Summary of Significant Accounting Policies - continued

Revenue recognition - continued

Revenue recognition under ASC 605 - continued

For loan facilitation services, post origination services and sales commission fees, the Company recognizes revenue when the following four revenue recognition criteria are met: (i) persuasive evidence of an arrangement exists, (ii) services have been rendered, (iii) the fee is fixed or determinable, and (iv) collectability is reasonably assured, in accordance with ASC 605. As collectability is uncertain in relation to the remaining loan facilitation services income due to the potential default by borrowers such that they are not considered to be fixed or determinable, the remaining loan facilitation service income is recorded on a cash basis.

For penalty fees, as collectability is not reasonably assured, the penalty fee is recorded on a cash basis.

Foreign currency translation and transactions

The functional currency of the Company, Qudian BVI and Qudian HK is US$. The Company’s subsidiaries, VIEs and subsidiaries of the VIEs with operations in the PRC adopted RMB as their functional currencies. The determination of the respective functional currency is based on the criteria stated in ASC 830, Foreign Currency Matters. The Company uses RMB as its reporting currency. The financial statements of the Company, Qudian BVI and Qudian HK are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive loss, as a component of shareholders’ equity. Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date.

Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured into the functional currency at the rates of exchange prevailing at the balance sheet dates. Transaction gains and losses are recognized in the consolidated statements of comprehensive income during the period or year in which they occur.

Cash and cash equivalents

Cash and cash equivalents primarily consist of cash and demand deposits which are highly liquid. The Company considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.

Guarantee deposits

In the ordinary course of business, the Company is required to guarantee the recoverability of the loan principal and interest for loans originated by the Company that are transferred to certain Funding Partners, and the recoverability of loans directly funded by certain Funding Partners. As a result, the Company may provide a cash deposit to the respective Funding Partners. The cash deposits are released only after the loan principal and interest are settled. Guarantee deposits represent cash that cannot be withdrawn without the permission of the Funding Partners. These guarantee deposits qualify as compensating balance arrangements under SEC Regulation S-X Rule 5-02, and are classified as current assets in the consolidated balance sheets.

Loan principal and financing service fee receivables

Loan principal and financing service fee receivables represent payments due from borrowers that utilize the Company’s credit services. Loan principal and financing service fee receivables are recorded at amortized cost, net of allowance for loan principal. Deferred origination costs are netted against revenue and amortized over the financing term using the effective interest method.

Allowance for loan principal and financing service fee receivables

The Company considers the loans to be homogenous as they are all unsecured consumer loans of similar principal amounts. Therefore, the Company applies a consistent credit risk management framework to the entire portfolio of loans in accordance with ASC 450-20, Loss Contingencies.

2. Summary of Significant Accounting Policies - continued

Allowance for loan principal and financing service fee receivables - continued

The allowance for loan principal and financing service fee receivables losses is calculated based on historical loss experience using a roll rate-based model. The roll rate-based model stratifies the loan principal and financing service fee receivables by delinquency stages (i.e., current, 1-30 days past due, and 31-60 days past due etc.) and projected forward in one-month increments using historical roll rates. In each month of the simulation, losses on the loan principal and financing service fee receivables types are captured, and the ending delinquency stratification serves as the beginning point of the next iteration. This process is repeated on a monthly rolling basis. The loss rate calculated for each delinquency stage is then applied to the respective loan principal and service fees balance. The Company adjusts the allowance that is determined by the roll rate-based model for various Chinese macroeconomic factors i.e. gross-domestic product rates, per capita disposable income, interest rates, consumer price indexes and law and regulation impact. Each of these macroeconomic factors are equally weighted, and a score is applied to each factor based on year-on-year increases and decreases in that respective factor.

Loan principal and financing service fee receivables are charged off when a settlement is reached for an amount that is less than the outstanding balance or when the Company determined the balance to be uncollectable. In general, the Company considers loan principal and financing service fee receivables meeting any of the following conditions as uncollectable and charged-off: (i) death of the borrower; (ii) identification of fraud, and the fraud is officially reported to and filed with relevant law enforcement departments or (iii) loans are 180 days past due.

Nonaccrual loan principal

The Company does not accrue financing service fee on loan principals that are considered impaired or are more than 90 days past due. A corresponding allowance is determined under ASC 450-20 and allocated accordingly. After an impaired financing service fee receivable is placed on nonaccrual status, financing service fee will be recognized when cash is received on a cash basis cost recovery method by applying first to reduce principal and then to financing income thereafter. Financing service fee accrued but not received is generally reversed against financing income. Financing service fee receivables may be returned to accrual status after all of the borrower’s delinquent balances of loan principal and financing service fee have been settled and the borrower remains current for an appropriate period.

Finance lease receivables

Finance lease receivables are carried at amortized cost comprising of original financing lease and direct costs, net of unearned income and allowance for finance lease receivables.

Allowance for

finance lease receivables

The Company considers the finance lease receivables to be homogenous as they are all automotive finance lease receivables collateralized by vehicle titles of similar principal amounts. Therefore, the Company applies a consistent credit risk management framework to the entire portfolio of finance lease receivables in accordance with ASC 450-20.

The allowance for finance lease receivables is calculated based on historical loss experience using probability of default (PD) and loss given default (LGD) methods. The Company stratifies probability of default and loss given default by the recovered rate under different scenarios (i.e. cash collection, repossessing the leased vehicle or non-recovery), and calculates allowance balance by timing exposure at default under each scenario. This process is repeated on a monthly basis. Loss given default is projected based on historical experience of actual loss and considered proceeds from recovery of the repossessed assets. The Company adjusts the allowance that is determined by the PD and LGD methods for various Chinese macroeconomic factors i.e. gross-domestic product rates, per capita disposable income, interest rates, consumer price indexes and law and regulation impact. Each of these macroeconomic factors are equally weighted, and a score is applied to each factor based on year-on-year increases and decreases in that respective factor.

Finance lease receivables are charged off when a settlement is reached for an amount that is less than the outstanding balance or when the Company determined the balance to be uncollectable. In general, the Company considers finance fee receivables meeting any of the following conditions as uncollectable and charged-off: (i) death of the borrower; (ii) identification of fraud, and the fraud is officially reported to and filed with relevant law enforcement departments or (iii) all finance lease receivables that are 180 days past due are therefore deemed uncollectible and charged-off; (iv) the vehicle is repossessed.

2. Summary of Significant Accounting Policies - continued

Nonaccrual finance lease receivables

A finance lease receivable is considered impaired when the lease receivables are more than 90 days past due, or when it is probable that the Company will be unable to collect all amounts due according to the terms of the contract. Factors such as payment history, compliance with terms and conditions of the underlying financing lease agreement and other subjective factors related to the financial stability of the borrower are considered when determining whether finance lease receivables are impaired. The Company does not accrue financing lease income on net investment of finance lease receivables that are considered impaired. A corresponding allowance is determined under ASC 450-20 and allocated accordingly. Accrual of financing lease income is suspended on accounts that are impaired, accounts in bankruptcy and accounts in repossession. Payments received on non-accrual finance lease receivables are first applied to any fees due, then to any interest due and, finally, any remaining amounts received are recorded to principal. Interest accrual resumes once an account has received payments bringing the impaired status to current.

Contract Assets

Contract assets represents the Company’s right to consideration in exchange for loan facilitation services that the Company has transferred to the customer before payment is due. The Company assesses contract assets for impairment in accordance with ASC 310, Receivables.

Contract assets as of December 31, 2018 was RMB 919,033,354 (US$ 133,667,858). The remaining unsatisfied performance obligations as of December 31, 2018, pertaining to post-origination services amounted to RMB 42,968,967 (US$ 6,249,577).

Inventories

Inventories are stated at the lower of cost and net realizable value.

Borrowings

The Company facilitates credit to borrowers and then transfers certain loan principals to certain Funding Partners. The payment terms with the Funding Partners range from 27 to 365 days at varying annual interest rates. The loan principals are not derecognized when they are transferred to the Funding Partners as the loan principals are not legally isolated in accordance with ASC 860. As a result, the loan principal remains on the Company’s balance sheet and the funds received from the Funding Partners are recorded as borrowings. Borrowings are initially recognized at fair value which is the cash received from Funding Partners, and measured subsequently at amortized cost using the effective interest method.

The borrowings from banks and the Company’s consolidated trusts' payables to the third party beneficiary are initially recognized equaling to the cash received from the beneficiary and measured subsequently at amortized cost using the effective interest method.

Guarantee liabilities

As part of the Company’s cooperation with various Funding Partners, the Company provides guarantee on the principal and accrued interest repayment of the defaulted loans to the Funding Partners, even if the loans are subsequently sold by the Funding Partners.

The financial guarantee is accounted for as a credit derivative under ASC 815 because the scope exemption in ASC 815-10-15-58(c) is not met. The guarantee liabilities are remeasured at each reporting period. The change in fair value of the guarantee liabilities is recorded as gain or loss on guarantee liabilities in the consolidated statements of comprehensive income. When the Company settles the guarantee liabilities through performance of the guarantee by making requisite payments on the respective defaulted loans, the Company records a corresponding deduction to the guarantee liabilities. Subsequent collection from the borrower through the Funding Partners will be recognized as a reversal of the deduction to guarantee liabilities.

2. Summary of Significant Accounting Policies - continued

Treasury shares

The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets.

Fair value measurements of financial instruments

Financial instruments include guarantee deposits, short-term investments, contract asset, loan principal and financing service fee receivables, finance lease receivables, amounts due to related parties, short-term and long-term borrowings, and guarantee liabilities. The carrying amount of the financial instruments, except for long-term loan principal and financing service fee receivables, long-term finance lease receivables and long-term borrowings, approximate fair value because of their short maturities. The short-term investments are carried at fair value. The Company’s short-term investments comprise of monetary wealth management products which are classified as held for trading. The fair value of such monetary wealth management products are determined based on the quoted subscription/ redemption price published by the investment manager of the products. The carrying amount of the long-term loan principal and financing service fee receivables and long-term borrowings, approximate their fair values due to the fact that the related interest rates approximate rates currently offered by Funding Partners for similar debt instruments of comparable maturities.

Fair value of guarantee liabilities

The fair value of the guarantee liabilities recorded at the inception of the loan was estimated using a discounted cash flow model based on expected payouts from the arrangement with the Funding Partners. The Company estimates its expected future payouts based on estimates of expected delinquency rate and a discount rate for time value.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided using the straight-line method with the residual value based on the estimated useful lives of the class of asset, which range as follows:

Category	Estimated Useful Life	Estimated Residual
Office and electronic equipment	3-5 years	Nil%-5%
Leasehold improvements	Over the shorter of the expected life of leasehold improvements or the lease term	Nil%

Costs associated with the repair and maintenance of property and equipment are expensed as incurred. Construction in progress represents building construction costs, which is stated at cost and is not depreciated.

Land use rights

Land use rights represent lease prepayments to the local government authorities. Land use rights are carried at cost less accumulated amortization and any impairment loss. Amortization is calculated on a straight-line basis over the term of the related land use right contracts, which is 40 years.

Intangible assets

Intangible assets represent purchased computer software. These intangible assets are amortized on a straight line basis over their estimated useful lives of the respective assets, most of which varies from 1-10 years.

2. Summary of Significant Accounting Policies - continued

Research and development

Research and development expenses are primarily incurred in the development of new services, new features and general improvement of the Company’s technology infrastructure to support its business operations. Research and development costs are expensed as incurred unless such costs qualify for capitalization as software development costs. In order to qualify for capitalization, (i) the preliminary project should be completed, (ii) management has committed to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended, and (iii) it will result in significant additional functionality in the Company’s services. No research and development costs were capitalized for all years presented as the Company has not met all of the necessary capitalization requirements.

Impairment of long-lived assets and intangible assets with definite lives

Long-lived assets including intangible assets with definite lives, are assessed for impairment, whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC 360 Property, Plant and Equipment. The Company measures the carrying amount of long-lived assets against the estimated undiscounted future cash flows associated with it. Impairment exists when the estimated undiscounted future cash flows are less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. No impairment loss was recognized for the years ended December 31, 2016, 2017 and 2018, respectively

.

Employee defined contribution plan

Full time employees of the Company in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Company has no legal obligation for the benefits beyond the contributions. The total amount that was expensed as incurred, was RMB 16,070,410, RMB 35,004,467 and RMB 71,413,352 (US$ 10,386,641) for the years ended December 31, 2016, 2017 and 2018, respectively.

Advertising costs

Advertising costs are expensed as incurred in accordance with ASC 720-35, Other Expense-Advertising costs. Advertising costs were RMB 67,258,213, RMB 43,470,301 and RMB 9,994,935 (US$ 1,453,703) for the years ended December 31, 2016, 2017 and 2018, respectively. Advertising costs are included in sales and marketing expenses in the consolidated statements of comprehensive income.

Government grants

Government grants include cash subsidies received by the Company’s entities in the PRC from local governments as incentives for investing in certain local districts, and are typically granted based on the amount of investment made by the Company in the form of registered capital or taxable income generated by the Company in these local districts. Such grants allow the Company full discretion in utilizing the funds and are used by the Company for general corporate purposes. The local governments have sole discretion as to whether the Company met all of the criteria to be entitled to the subsidies. The Company does not in all instances receive written confirmation from local governments indicating the approval of the cash subsidies before cash is received. Cash subsidies of RMB nil, RMB 127,800 and RMB 2,598,055 (US$ 377,871) are included in other non-operating income for the years ended December 31, 2016, 2017 and 2018, respectively. Refunds for the value-added taxes paid of RMB 14,646,251, RMB 50,702,352 and RMB 15,596,811 (US$ 2,268,462) are included in other operating income. Refunds for the corporate income taxes paid of RMB 12,123,338, RMB 32,929,930 and RMB 42,413,415 (US$ 6,168,775) are recognized as deduction of income tax expense. Government grants are recognized when received and all the conditions for their receipt have been satisfied.

2. Summary of Significant Accounting Policies - continued

Value added taxes

Beijing Happy Fenqi Technology Development Co., Ltd., a subsidiary of Beijing Happy Time, and Xiamen Weipujia Technology Co., Ltd. are small-scale VAT taxpayers with an applicable VAT rate of 3%. The other subsidiaries of the VIEs are all general VAT taxpayers (applicable tax rate: 6% or 16%). VAT is reported as a deduction to revenue when incurred and amounted to RMB 107,065,470, RMB 280,586,358 and RMB 810,200,790 (US$ 117,838,818) for the years ended December 31, 2016, 2017 and 2018, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Output VAT receivable net of input VAT payable is recorded in accrued expenses and other current liabilities on the consolidated balance sheets.

Income taxes

The Company accounts for income taxes using the liability approach and recognizes deferred tax assets and liabilities for the expected future consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are recognized on the basis of the temporary differences that exist between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in earnings. Deferred tax assets are reduced by a valuation allowance through a charge to income tax expense when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies. The components of the deferred tax assets and liabilities are classified as non-current.

The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of the benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed to determine the amount of benefits to recognize in the consolidated financial statements. The amount of the benefits that may be recognized is the largest amount that more-likely-than not to be realized upon ultimate settlement. The Company’s estimated liability for unrecognized tax benefits which is included in the income tax payable in the consolidated balance sheets is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations.  Changes in recognition and measurement estimates are recognized in the period in which the changes occur. The Company elects to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of comprehensive income. The Company did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2016, 2017 and 2018.

Segment information

In 2017, based on changes to the Company’s operations and how the Company's chief executive officer, identified as the chief operating decision maker (“CODM”) reviews operating results and makes decisions about resource allocation, the Company has identified two reportable segments that are reported in the consolidated financial statements: installment credit services and automobile financing services.

As the Company generates substantially all of its revenues in the PRC, no geographical segments are presented.

Operating Leases

Leases where the Company is the lessee, and substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Rentals applicable to such operating leases are recognized on a straight-line basis over the lease term. Certain of the operating lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term.

2. Summary of Significant Accounting Policies - continued

Fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and the market-based risk measurement or assumptions that market participants would use when pricing the asset or liability.

Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

➢	Level 1-Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets
➢

Level 2-Include observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data

➢	Level 3-Unobservable inputs which are supported by little or no market activity

Share-based payments

Share-based payment transactions with employees and independent directors, such as share options are measured based on the grant date fair value of the equity instrument. The Company recognizes the compensation costs net of estimated forfeitures using the straight-line method, over the applicable vesting period for each separately vesting portion of the award. The estimate of forfeitures is adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures is recognized through a cumulative catch-up adjustment in the period of change and also impact the amount of share-based compensation expense to be recognized in future periods.

A change in any of the terms or conditions of share options is accounted for as a modification of share options. The Company calculates the incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Company recognizes incremental compensation cost in the period the modification occurred. For unvested options, the Company recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

The Company accounts for share options issued to non-employees in accordance with the provisions of ASC 505-50, Equity: Equity-based Payments to Non-Employees. The Company uses the Black-Scholes-Merton option pricing model method to measure the value of options granted to non-employees at each vesting date to determine the appropriate charge to share-based compensation. ASC 718 requires share-based compensation to be presented in the same manner as cash compensation rather than as a separate line item.

Earnings per share

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period and year presented.

Diluted earnings per ordinary share reflect the potential dilution that could occur if securities were exercised or converted into ordinary shares.

2. Summary of Significant Accounting Policies - continued

Convenience translation for financial statements presentation

Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB 6.8755 per US$1.00 on December 31, 2018, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be converted into US$ at such rate.

Investment in equity method investee

The Company uses the equity method to account for an equity investment over which it has significant influence but does not own a majority equity interest or otherwise control, generally accompanying a shareholding of between 20% and 50% of the voting rights. The share of earnings or losses of the investee are recognized in the consolidated statements of comprehensive income. Equity method adjustments include the company’s proportionate share of investee income or loss and other adjustments required by the equity method.

The Company assesses its equity investment for other-than-temporary impairment by considering factors as well as relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the investees including current earning trends, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, and cash burn rate and other company-specific information.

Significant risks and uncertainties

Currency convertibility risk

Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China (“PBOC”) or other authorized financial institution at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts.

Concentration of credit risk

Financial assets that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, guarantee deposits, short-term investment, loan principal and financing service fee receivables, finance lease receivables and other receivables.

The Company places its cash and cash equivalents and short-term investments, with reputable financial institutions that have high-credit ratings and quality. There has been no recent history of default in relation to these financial institutions.

The Company manages credit risk of loan principal and financing service fee receivables by performing credit assessments on its borrowers and its ongoing monitoring of the outstanding balances.

No borrower represented 10% or more of total revenues and loan receivable and financing service fee receivable for the years ended December 31, 2016, 2017 and 2018.

Credit Derivatives

The Company enters into guarantee arrangements with Funding Partners classified as a credit derivative contract to facilitate borrowing transactions, under which the Company provides the Funding Partners protection against the risk of default on a set of loans invested by them. The Company will have to perform the guarantee obligation if a default event as defined under the contract occurs. The contractual or notional amounts of these credit derivatives represent the maximum potential amounts of future payments without consideration of possible recoveries under recourse provisions.

2. Summary of Significant Accounting Policies - continued

Significant risks and uncertainties - continued

The Company manages current payment/performance risk of the credit derivatives through self-developed risk management model. The rating scale of risk management model takes into account factors such as identity characteristics, credit history, payment overdue history, payment capacity, behavioral characteristics and online social network activity.

Interest rate risk

The Company is exposed to interest rate risk on its interest-bearing assets and liabilities. As part of its asset and liability risk management, the Company reviews and takes appropriate steps to manage its interest rate exposures on its interest-bearing assets and liabilities. The Company has not been exposed to material risks due to changes in market interest rates, and not used any derivative financial instruments to manage the interest risk exposure during the years presented.

Business and economic risk

The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships; regulatory considerations and risks associated with the Company’s ability to attract employees necessary to support its growth. The Company’s operations could also be adversely affected by significant political, regulatory, economic and social uncertainties in the PRC.

Comparative Information

Certain items in the consolidated financial statements have been adjusted to conform with the current year’s presentation to facilitate comparison.

Recently Adopted Accounting Pronouncements

Revenue Recognition

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606). This standard update, along with related subsequently issued updates, clarifies the principals for recognizing revenue and develops a common revenue standard for US GAAP.

On January 1, 2018, the Company adopted the new standard to all contracts using the modified retrospective method. The Company recognized the cumulative effect of initially applying the new revenue standard as an adjustment to the opening balance of retained earnings. The comparative information was not restated and continued to be reported under Topic 605.

2. Summary of Significant Accounting Policies - continued

Recently Adopted Accounting Pronouncements - continued

Revenue Recognition - continued

The cumulative effect of the changes made to the Company’s consolidated balance sheet as of January 1, 2018 for the adoption of Topic 606 is as follows:

	Balance as of December 31, 2017	Adjustments due to the adoption of Topic 606	Balance as of January 1, 2018
	RMB	RMB	RMB
Assets:
Contract assets	—	119,040,440	119,040,440
Liabilities:
Income tax payable	268,373,167	3,414,183	271,787,350
Other tax payable	32,262,859	7,546,716	39,809,575
Equity:
Retained earnings	2,467,554,858	108,079,541	2,575,634,399

The impact of adopting Topic 606 on the Company’s consolidated balance sheet as of December 31, 2018 are as follows:

	As reported	Balances without the adoption of Topic 606	Effect of change Higher/ (lower)
	RMB	RMB	RMB
Assets:
Contract assets	919,033,354	—	919,033,354
Liabilities:
Income tax payable	348,829,956	244,925,634	103,904,322
Other tax payable	166,802,584	108,539,313	58,263,271
Equity
Retained earnings	5,066,950,612	4,310,084,851	756,865,761

2. Summary of Significant Accounting Policies - continued

Recently Adopted Accounting Pronouncements - continued

Revenue Recognition - continued

The impact of adopting Topic 606 on the Company’s statement of comprehensive income for the year ended December 31, 2018 are as follows:

	As reported	Amounts without the adoption of Topic 606	Effect of change Higher/ (lower)
	RMB	RMB	RMB
Loan facilitation income and others	1,646,772,629	897,496,270	749,276,359
Total revenues	7,692,342,304	6,943,065,945	749,276,359
Net income before income taxes	2,649,046,731	1,899,770,372	749,276,359
Income tax expense	157,730,518	57,240,379	100,490,139
Net income after income taxes	2,491,316,213	1,842,529,993	648,786,220
Basic income per share	7.82	5.78	2.04
Diluted income per share	7.74	5.72	2.02

Statement of Cash Flows

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires companies to include amounts generally described as restricted cash in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statements of cash flows. The Company adopted this standard update effective January 1, 2018, using the retrospective transition approach. The following table presents the impact to the consolidated statements of cash flows for the year ended December 31,2017:

	Previously reported	Adjustments due to the adoption of Topic 230	As revised
	RMB	RMB	RMB
Operating activities	3,076,140,032	(278,331,246)	2,797,808,786
Investing activities	(705,567,600)	(3,716,751,132)	(4,422,318,732)
Financing activities	3,753,911,173	6,247,727,966	10,001,639,139
Effect of exchange rate changes	(77,947,461)	—	(77,947,461)
Net change in cash, cash equivalents, and restricted cash	6,046,536,144	2,252,645,588	8,299,181,732

There was no impact to the consolidated statements of cash flows for the year ended December 31, 2016, as there was no restricted cash for the year then ended.

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Recently Adopted Accounting Pronouncements – continued

Statement of Cash Flows - continued

As of December 31, 2016, 2017 and 2018, cash and cash equivalents are RMB 785,769,977, RMB 6,832,306,121 and RMB 2,501,188,374 (US$ 363,782,761), respectively, and restricted cash are RMB nil, RMB 2,252,645,588 and RMB 339,826,542 (US$ 49,425,721), respectively. The sum amounts of cash and cash equivalents and restricted cash reported on the consolidated balance sheets as of December 31, 2016, 2017 and 2018 are RMB 785,769,977, RMB 9,084,951,709, and RMB 2,841,014,916 (US$ 413,208,482), respectively, which are equal to cash and cash equivalents, and restricted cash at the end of 2016, 2017 and 2018 on the consolidated statement of cash flows.

Financial Instruments

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments – Overall (Subtopic 825-10), which requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. However, an entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The Company adopted this standard update effective January 1, 2018, using the prospective method. The standard update did not have a material impact on the Company’s statement of financial position.

Recent accounting pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases, which requires lessees to recognize assets and liabilities on the balance sheet for all leases, with certain exceptions. In addition, through improved disclosure requirements, the standard update will enable users of financial statements to further understand the amount, timing, and uncertainty of cash flows arising from leases. This standard update allows for a modified retrospective application and is effective for interim and annual periods beginning after December 15, 2018, and early adoption is permitted. The most significant impact of the standard relates to the right-of-use assets and lease liability.

The Company will adopt the new standard effective January 1, 2019, using the modified retrospective transition method. As of December 31, 2018, the amount of right-of-use assets and lease liability would have been approximately RMB54 million (US$ 8million) and RMB53 million (US$ 8million).

2. Summary of Significant Accounting Policies - continued

Recent accounting pronouncements - continued

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Company’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. This ASU is effective for interim and annual periods beginning after December 15, 2019, and early adoption is permitted. The Company is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04, Simplifying the Test for Goodwill Impairment, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, as opposed to determining an implied fair value in Step two to measure the impairment loss. The guidance is effective for annual and interim impairment tests performed in periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual and interim goodwill impairment testing dates on or after January 1, 2017. The guidance should be applied on a prospective basis. The Company does not believe this standard will have a material impact on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which eliminates certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after 15 December 2019 and for interim periods within those fiscal years. The Company is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.